COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments		$ 31,001	$ 47,417
Inventory purchase commitments, sole or limited suppliers		24,720	31,798
Amount of claim, including interest, penalties and legal fees		6,257
Principal Amount of Claim		653
Aggregate amount of guarantees		75,800
Restricted cash collateral		817
GTH Peru [Member]
Guarantor Obligations [Line Items]
Arbitration award amount	$ 13,500	$ 10,629	3,213
Period of occurrence		2015-2019
Aggregate Amount Of Contract		$ 15,000
Legal Fees		251
First Payment Received		3,093
PERU
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		71,000
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses		$ 5,153	7,107	$ 7,395
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects		100.00%
Revenue from Contract with Customer, Including Assessed Tax		$ 2,461	$ 1,043	$ 418
Accrued royalties		$ 1,494
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty Fee Percentage		3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty Fee Percentage		5.00%
Bird [Member]
Guarantor Obligations [Line Items]
Royalty Fee Percentage		5.00%
Percentage of amount funded for research and development projects		150.00%
Accrued royalties		$ 398